UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street,   Omaha, NE   68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC

          80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)

Shares			Value
	COMMON STOCKS - 97.03%
	CONSUMER DISCRETIONARY - 13.62%
	Auto Components - 2.11%
70,000	Cooper Tire & Rubber Co.		$ 1,796,200

	Hotels, Restaurants & Leisure - 0.97%
25,000	Royal Caribbean Cruises Ltd. (b)		830,500

	Household Durables - 3.11%
40,000	M.D.C. Holdings, Inc.		1,466,000
10,000	Whirlpool Corp.		1,184,600
			2,650,600
	Leisure Equipment & Products - 1.34%
26,000	Hasbro, Inc. (c)		1,142,440

	Media - 4.27%
42,000	Comcast Corp. - Class A		1,764,420
33,000	Walt Disney Co.		1,874,400
			3,638,820
	Multiline Retail - 0.87%
16,000	Kohl's Corp.		738,080

	Specialty Retail - 0.95%
60,000	Staples, Inc.		805,800

	Total Consumer Discretionary (Cost $6,905,376)		11,602,440

	CONSUMER STAPLES - 5.17%
	Discount - 0.62%
7,000	Wal-Mart Stores, Inc.		523,810

	Food & Staples Retailing - 1.68%
30,000	Walgreen Co.		1,430,400

	Food Products - 2.87%
38,000	Archer-Daniels-Midland Co.		1,281,740
47,000	Tyson Foods, Inc. - Class A		1,166,540
			2,448,280
	Total Consumer Staples (Cost $2,641,405)		4,402,490

	ENERGY - 11.95%
	Energy Equipment & Services - 1.85%
20,000	Baker Hughes, Inc.		928,200
9,300	Diamond Offshore Drilling, Inc.		646,908
			1,575,108
	Marine Shipping - 1.55%
75,000	Ship Finance International Ltd. (b)(c)		1,323,000

	Oil, Gas & Consumable Fuels - 6.62%
10,000	Apache Corp.		771,600
20,000	Eni S.p.A - ADR		897,800
15,000	Exxon Mobil Corp.		1,351,650
36,000	Marathon Oil Corp.		1,213,920
7,500	Royal Dutch Shell PLC - ADR		488,700
19,000	Total SA - ADR (c)		911,620
			5,635,290
	Oilfield Services/Equipment - 1.93%
25,000	Bristow Group, Inc.		1,648,500

	Total Energy (Cost $7,393,219)		10,181,898

	FINANCIALS - 14.53%
	Capital Markets - 2.88%
20,000	Ameriprise Financial, Inc.		1,473,000
35,000	Bank of New York Mellon Corp.		979,650
			2,452,650
	Commercial Banks - 5.15%
40,000	BB&T Corp.		1,255,600
20,000	Credit Suisse Group AG - ADR		524,000
9,000	PNC Financial Services Group, Inc.		598,500
60,000	TCF Financial Corp. (c)		897,600
30,000	Wells Fargo & Co.		1,109,700
			4,385,400
	Diversified Financial Services - 1.67%
30,000	JPMorgan Chase & Co.		1,423,800

	Insurance - 3.43%
16,000	MetLife, Inc.		608,320
40,000	Protective Life Corp.		1,432,000
15,000	Prudential Financial, Inc.		884,850
			2,925,170
	Real Estate Investment Trusts (REITs) - 1.40%
55,000	BioMed Realty Trust, Inc.		1,188,000

	Total Financials (Cost $7,731,054)		12,375,020

	HEALTH CARE - 12.16%
	Health Care Equipment & Supplies - 3.05%
18,000	Baxter International, Inc.		1,307,520
19,000	Covidien PLC (b)		1,288,960
			2,596,480
	Health Care Providers & Services - 4.80%
26,000	Aetna, Inc.		1,329,120
15,000	McKesson Corp.		1,619,400
20,000	Unitedhealth Group, Inc.		1,144,200
			4,092,720
	Life Sciences Tools & Services - 1.80%
20,000	Thermo Fisher Scientific, Inc.		1,529,800

	Pharmaceuticals - 2.51%
15,000	Abbott Laboratories		529,800
15,000	AbbVie, Inc.		611,700
14,000	Novartis AG - ADR		997,360
			2,138,860
	Total Health Care (Cost $4,997,681)		10,357,860

	INDUSTRIALS - 14.62%
	Aerospace & Defense - 3.64%
14,000	General Dynamics Corp.		987,140
13,000	L-3 Communications Holdings, Inc.		1,051,960
11,000	Lockheed Martin Corp.		1,061,720
			3,100,820
	Construction & Engineering - 1.91%
8,700	Caterpillar, Inc.		756,639
45,000	Tutor Perini Corp. (a)		868,500
			1,625,139
	Environmental Services - 1.38%
30,000	Waste Management Inc.		1,176,300

	Farm - 0.87%
8,600	Deere & Co.		739,428

	Human Resource & Employment Services - 2.00%
30,000	Manpower, Inc.		1,701,600

	Machinery - 2.01%
28,000	Eaton Corp. PLC (b)		1,715,000

	Marine - 1.00%
186,632	Navios Maritime Holdings Inc. (b)		852,908

	Road & Rail - 1.81%
20,000	Norfolk Southern Corp.		1,541,600

	Total Industrials (Cost $9,773,667)		12,452,795

	INFORMATION TECHNOLOGY - 17.46%
	Communications Equipment - 0.86%
35,000	Cisco Systems, Inc.		731,850

	Computers & Peripherals - 4.33%
2,000	Apple Inc.		885,260
25,000	Lexmark International, Inc. - Class A (c)		660,000
45,000	Seagate Technology PLC (b)		1,645,200
50,000	Xyratex Ltd. (b)		495,000
			3,685,460
	Electronic Equipment, Instruments & Components - 1.68%
40,000	Corning, Inc.		533,200
50,000	Benchmark Electronics, Inc. (a)		901,000
			1,434,200
	Internet Software & Services - 1.06%
150,000	United Online, Inc.		904,500

	IT Services - 1.50%
6,000	International Business Machines Corp.		1,279,800

	Semiconductors & Semiconductor Equipment - 4.42%
70,000	Alpha & Omega Semiconductor Ltd. (a)(b)		621,600
35,000	Intel Corp.		764,750
12,000	KLA-Tencor Corp.		632,880
30,000	Microchip Technology, Inc.		1,102,800
50,000	NVIDIA Corp.		641,000
			3,763,030
	Software - 3.61%
45,000	Activision Blizzard, Inc.		655,650
136,000	American Software, Inc. - Class A		1,131,520
45,000	Microsoft Corp.		1,287,450
			3,074,620
	Total Information Technology (Cost $10,638,893)		14,873,460

	MATERIALS - 5.29%
	Chemicals - 1.90%
20,000	Celanese Corp. - Class A		881,000
15,000	E.I. Du Pont de Nemours and Co.		737,400
			1,618,400
	Metals & Mining - 3.39%
15,000	BHP Billiton Ltd. - ADR		1,026,450
21,440	Freeport-McMoRan Copper & Gold, Inc.		709,664
75,000	Yamana Gold, Inc. (b) (c )		1,151,250
			2,887,364
	Total Materials (Cost $3,265,177)		4,505,764

	TELECOMMUNICATION SERVICES - 2.23%
	Diversified Telecommunication Services - 2.23%
37,000	Nippon Telegraph & Telephone Corp. - ADR		804,380
220,000	Portugal Telecom, SGPS, S.A. - ADR		1,091,200
			1,895,580
	Total Telecommunication Services (Cost $2,461,527)		1,895,580

	TOTAL COMMON STOCKS (Cost $55,807,999)		82,647,307

	SHORT-TERM INVESTMENTS- 10.56%
	Money Market Fund - 3.86%
3,289,518	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.36% (d)		3,289,518

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 6.70%
5,709,656	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.36% (d)		5,709,656
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,999,174)		8,999,174

	Total Investments (Cost ($64,807,173)*: 107.59%		91,646,481
	Liabilities in Excess of Other Assets: (7.59)%		(6,465,756)
	NET ASSETS: 100.00%		$ 85,180,725

* Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $64,807,173 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 27,582,892
		Unrealized Depreciation:	(743,584)
		Net Unrealized Appreciation:	$ 26,839,308
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) All or a portion of this security is on loan. Total loaned securities had a market value of $5,618,534 at March 31, 2013.
(d) Rate shown is the 7-day annualized yield as of March 31, 2013.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process –  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 82,647,307	$ -	$ -	$ 82,647,307
Short-Term Investments	8,999,174	-	-	8,999,174
Total	$ 91,646,481	$ -	$ -	$ 91,646,481

The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classification.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.46%
	CONSUMER DISCRETIONARY - 13.55%
	Auto Components - 2.25%
13,500	Cooper Tire & Rubber Co.	$ 346,410

	Household Durables - 2.92%
5,800	M.D.C. Holdings, Inc.	212,570
2,000	Whirlpool Corp.	236,920
		449,490
	Health and Personal Care Stores - 1.13%
13,000	PetMed Express, Inc.	174,395

	Leisure Equipment & Products - 1.28%
4,500	Hasbro, Inc.	197,730

	Media - 3.75%
7,000	Comcast Corp. - Class A	294,070
5,000	Walt Disney Co.	284,000
		578,070
	Specialty Retail - 2.22%
14,000	Staples, Inc.	188,020
4,500	Foot Locker, Inc.	154,080
		342,100

	Total Consumer Discretionary (Cost $1,391,008)	2,088,195

	CONSUMER STAPLES - 6.40%
	Discount - 1.02%
2,100	Wal-Mart Stores, Inc.	157,143

	Food & Staples Retailing - 2.62%
7,200	Nash Finch Co.	140,976
5,500	Walgreen Co.	262,240
		403,216
	Food Products - 2.76%
6,000	Archer-Daniels-Midland Co.	202,380
9,000	Tyson Foods, Inc. - Class A	223,380
		425,760
	Total Consumer Staples (Cost $820,807)	986,119

	ENERGY - 9.34%
	Energy Equipment & Services - 1.04%
2,300	Diamond Offshore Drilling, Inc.	159,988

	Marine Shipping - 1.14%
10,000	Ship Finance International Ltd. (a)	176,400

	Oil, Gas & Consumable Fuels - 5.66%
1,400	Apache Corp.	108,024
3,800	Eni S.p.A - ADR	170,582
2,400	Exxon Mobil Corp.	216,264
6,500	Marathon Oil Corp.	219,180
3,300	Total SA - ADR	158,334
		872,384
	Oilfield Services/Equipment - 1.50%
3,500	Bristow Group, Inc.	230,790

	Total Energy (Cost $1,115,470)	1,439,562

	FINANCIALS - 13.70%
	Capital Markets - 1.91%
4,000	Ameriprise Financial, Inc.	294,600

	Commercial Banks - 1.53%
7,500	BB&T Corp.	235,425

	Diversified Financial Services - 3.60%
5,000	JPMorgan Chase & Co.	237,300
16,000	KeyCorp	159,360
4,300	Wells Fargo & Co.	159,057
		555,717
	Insurance - 2.93%
8,000	Protective Life Corp.	286,400
2,800	Prudential Financial, Inc.	165,172
		451,572
	Investment Banks/Brokers - 1.53%
1,600	Goldman Sachs Group, Inc.	235,440

	Real Estate Investment Trusts (REITS) - 0.99%
24,000	Anworth Mortgage Asset Corp.	151,920

	Thrifts & Mortgage Finance - 1.21%
13,000	New York Community Bancorp, Inc.	186,550

	Total Financials (Cost $1,734,665)	2,111,224

	HEALTH CARE - 11.18%
	Health Care Equipment & Supplies - 3.19%
3,500	Baxter International, Inc.	254,240
3,500	Covidien PLC (a)	237,440
		491,680
	Health Care Providers & Services - 3.43%
4,000	Aetna, Inc.	204,480
3,000	McKesson Corp.	323,880
		528,360
	Pharmaceuticals - 4.56%
3,700	Abbott Laboratories	130,684
3,700	AbbVie, Inc.	150,886
5,500	Merck & Co., Inc.	243,265
2,500	Novartis AG - ADR	178,100
		702,935
	Total Health Care (Cost $1,014,670)	1,722,975

	INDUSTRIALS - 17.41%
	Aerospace & Defense - 4.15%
2,300	L-3 Communications Holdings, Inc.	186,116
2,500	Lockheed Martin Corp.	241,300
3,600	Raytheon Co.	211,644
		639,060
	Construction & Engineering - 0.97%
1,725	Caterpillar, Inc.	150,023

	Environmental Services - 1.53%
6,000	Waste Management Inc.	235,260

	Farm - 0.95%
1,700	Deere & Co.	146,166

	Human Resource & Employment Services - 1.47%
4,000	Manpower, Inc.	226,880

	Industrial Conglomerates - 1.31%
1,900	3M Co.	201,989

	Machinery - 2.15%
5,400	Eaton Corp. (a)	330,750

	Marine - 1.48%
50,000	Navios Maritime Holdings Inc. (a)	228,500

	Road & Rail - 1.25%
2,500	Norfolk Southern Corp.	192,700

	Trading Companies & Distributors - 2.15%
30,000	Aceto Corp.	332,100

	Total Industrials (Cost $2,073,798)	2,683,428

	INFORMATION TECHNOLOGY - 17.99%
	Communications Equipment - 2.77%
12,000	Cisco Systems, Inc.	250,920
14,000	Telefonaktiebolaget LM Ericsson - ADR	176,400
		427,320
	Computers & Peripherals - 5.02%
350	Apple, Inc.	154,921
6,000	Lexmark International, Inc. - Class A	158,400
8,000	Seagate Technology PLC (a)	292,480
17,000	Xyratex Ltd. (a)	168,300
		774,101
	Electronic Equipment, Instruments & Components - 1.04%
12,000	Corning, Inc.	159,960

	Internet Software & Services - 1.31%
33,500	United Online, Inc.	202,005

	IT Services - 1.52%
1,100	International Business Machines Corp.	234,630

	Semiconductors & Semiconductor Equipment - 3.61%
10,000	Intel Corp.	218,500
2,500	KLA-Tencor Corp.	131,850
5,600	Microchip Technology, Inc.	205,856
		556,206
	Software - 2.72%
14,000	Activision Blizzard, Inc.	203,980
7,500	Microsoft Corp.	214,575
		418,555
	Total Information Technology (Cost $2,208,570)	2,772,777

	MATERIALS - 5.58%
	Chemicals - 1.28%
4,000	E.I. Du Pont de Nemours and Co.	196,640

	Metals & Mining - 4.30%
2,500	BHP Billiton Ltd. - ADR	171,075
5,800	Freeport-McMoRan Copper & Gold, Inc.	191,980
3,500	Newmont Mining Corp.	146,615
10,000	Yamana Gold, Inc. (a)	153,500
		663,170

	Total Materials (Cost $757,455)	859,810

	TELECOMMUNICATION SERVICES - 2.42%
	Diversified Telecommunication Services - 2.42%
8,000	Nippon Telegraph & Telephone Corp. - ADR	173,920
40,000	Portugal Telecom, SGPS, S.A. - ADR	198,400
		372,320
	Total Telecommunication Services (Cost $392,722)	372,320

	UTILITIES - 0.89%
	Electric Utilities - 0.89%
4,000	Exelon Corp.	137,920
	Total Utilities (Cost $162,460)	137,920

	TOTAL COMMON STOCKS (Cost $11,671,625)	15,174,330

	SHORT-TERM INVESTMENT - 1.73%
	Money Market Fund - 1.73%
265,906	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.23% (b)	265,906
	TOTAL SHORT-TERM INVESTMENT (Cost $265,906)	265,906

	Total Investments (Cost ($11,937,531)* : 100.19%	$ 15,440,236
	Liabilities in Excess of Other Assets: (0.19)%	(29,781)
	NET ASSETS: 100.00%	$ 15,410,455

* Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $11,948,701 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 3,801,649
	Unrealized Depreciation:	(310,114)
	Net Unrealized Appreciation:	$ 3,491,535

ADR - American Depositary Receipt
(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day annualized yield as of March 31, 2013.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process –  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 15,174,330	$ -	$ -	$ 15,174,330
Short-Term Investment	265,906	-	-	265,906
Total	$ 15,440,236	$ -	$ -	$ 15,440,236

The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

05/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date   05/30/13

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

05/30/13